ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued wages and benefits	$ 222,141	$ 447,769
Accrued professional fees	130,350	213,475
Accrued other	33,864	53,140
Total accrued expenses and other current liabilities	$ 386,355	$ 714,384